Document and Entity Information	Dec. 03, 2020
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 03, 2020
Entity Registrant Name	DULUTH HOLDINGS INC.
Entity Incorporation, State or Country Code	WI
Entity File Number	001-37641
Entity Tax Identification Number	39-1564801
Entity Address, Address Line One	201 East Front Street
Entity Address, City or Town	Mount Horeb
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53572
City Area Code	608
Local Phone Number	424-1544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, No Par Value
Trading Symbol	DLTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001649744
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K filed with the Security and Exchange Commission on December 3, 2020 is to add inline eXtensible Business Reporting Language (“XBRL”) tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this From 8-K/A relating to the same. All other information in the Form 8-K remains unchanged.